SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

31.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table details the changes in operating assets and liabilities from operating activities:

	Year ended December 31
	2018	2017
Source (use) of cash:
Accounts receivable	$(526.9)	$(55.6)
Inventory	(100.8)	4.7
Other current assets	12.5	7.0
Regulatory assets (current)	(15.8)	(0.2)
Accounts payable and accrued liabilities	237.9	85.4
Customer deposits	(13.3)	(2.8)
Regulatory liabilities (current)	69.2	(4.8)
Other current liabilities	(5.9)	13.0
Other operating assets and liabilities	(143.4)	(44.8)
Changes in operating assets and liabilities	$(486.5)	$1.9

The following cash payments have been included in the determination of earnings:

	Year ended December 31
	2018	2017
Interest paid (net of capitalized interest)	$288.9	$151.1
Income taxes paid	$36.9	$36.3

The following table is a reconciliation of cash and restricted cash balances:

As at December 31	2018	2017
Cash and cash equivalents	$101.6	$27.3
Restricted cash holdings from customers - current	4.1	8.9
Restricted cash holdings from customers - non-current	6.1	7.5
Restricted cash included in prepaid expenses and other current assets(a)	27.6	—
Restricted cash included in long-term investments and other assets(a)	61.7	—
Cash, cash equivalents and restricted cash per consolidated statement of cash flow	$201.1	$43.7

(a)

The restricted cash balances included in prepaid expenses and other current assets and long-term investments and other assets relates to Rabbi trusts associated with WGL’s pension plans (Note 28). On the date of the WGL Acquisition, the restricted cash balances related to Rabbi trusts was $81.0 million.